Investment Objectives and Goals	May 21, 2026
KraneShares MSCI Emerging Markets ex China Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares MSCI Emerging Markets ex China Index ETF (the “Fund”)